Fair Value Measurements - Effective Contractual Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Due in 1 year or less	$ 28,968
Fair Value	$ 28,968	$ 0